Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 17.7	$ 16.1	$ 1.6
State	5.2	5.0	0.5
Foreign	22.2	14.2	28.1
Total current	45.1	35.3	30.2
Deferred:
Federal	(18.9)	(14.0)	(1.5)
State	(2.9)	(2.9)	1.3
Foreign	0.2	(2.2)	(3.0)
Total deferred	(21.6)	(19.1)	(3.2)
Provision for income taxes	$ 23.5	$ 16.2	$ 27.0